UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22265

Western Asset Municipal Defined Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

FORM N-Q

FEBRUARY 28, 2017

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.7%
Alabama - 2.7%
Jefferson County, AL, Sewer Revenue, Convertible CAB, Subordinated Lien	0.000%	10/1/50	$9,470,000	$7,107,614	(a)

Arizona - 3.3%
Navajo Nation, AZ, Revenue	5.000%	12/1/25	350,000	376,663	(b)
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	7,110,000	8,131,778

Total Arizona				8,508,441

California - 3.8%
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	3,500,000	3,633,910	(b)(c)
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	790,000	837,668
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	1,000,000	1,089,450
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	2,000,000	2,493,560
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.000%	9/1/27	740,000	769,541
University of California, CA, Revenue	4.000%	5/15/46	1,000,000	1,020,040

Total California				9,844,169

Colorado - 4.3%
Base Village Metropolitan District #2 Co., GO	5.750%	12/1/46	500,000	506,175
Colorado State Health Facilities Authority Revenue, Adventist Health System/Sunbelt Obligated Group	5.000%	11/15/23	3,000,000	3,494,130	(a)(d)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	6,000,000	7,146,120

Total Colorado				11,146,425

Florida - 3.6%
Citizens Property Insurance Corp., FL, Revenue, Senior Secured, High Act	6.000%	6/1/17	6,900,000	6,990,252
Florida State Development Finance Corp., Senior Living Revenue:
Tuscan Isle Champions Gate Project	5.625%	6/1/26	275,000	269,450	(b)
Tuscan Isle Champions Gate Project	6.000%	6/1/30	150,000	145,850	(b)
Tuscan Isle Obligated Group	7.000%	6/1/35	250,000	250,272	(b)
Florida State Municipal Power Agency Revenue, All Requirements Power	6.250%	10/1/31	1,000,000	1,129,980	(e)
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities	5.000%	8/1/47	250,000	263,815
Orange County, FL, IDA Revenue, Vitag Florida LLC Project	8.000%	7/1/36	250,000	231,310	(b)(c)

Total Florida				9,280,929

Georgia - 7.4%
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,000,000	5,635,050	(e)
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	3,260,000	3,695,373	(e)(f)
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	9,000,000	9,941,940

Total Georgia				19,272,363

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 3.8%
Chicago, IL, GO	5.500%	1/1/30	$1,685,000	$1,696,576
Chicago, IL, GO	6.000%	1/1/38	500,000	516,060
Chicago, IL, Motor Fuel Tax Revenue	5.000%	1/1/26	1,000,000	1,048,820
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/46	2,000,000	2,183,720
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien	5.000%	1/1/35	250,000	277,655
Senior Lien	5.000%	1/1/47	500,000	550,955
Senior Lien	5.000%	1/1/52	500,000	547,510
Illinois State, GO	5.000%	2/1/26	1,000,000	1,047,550
Illinois State, GO	5.000%	2/1/27	250,000	260,912
Illinois State, GO	5.000%	2/1/28	600,000	621,810
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Project, State Appropriations	5.250%	6/15/50	1,000,000	1,014,050
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	1,000,000	139,060

Total Illinois				9,904,678

Indiana - 7.0%
Indiana Finance Authority, IN, Wastewater Utility Revenue, Green Bonds, CWA Authority Project, NATL	5.000%	10/1/46	675,000	747,502
Indiana Municipal Power Agency, Power Supply System Revenue	6.000%	1/1/39	8,000,000	8,721,040	(e)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.500%	1/1/29	8,000,000	8,770,240	(e)

Total Indiana				18,238,782

Louisiana - 4.1%
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	10,000,000	10,645,000	(e)

Maryland - 4.2%
Howard County, MD, Housing Commission Revenue, Columbia Commons Apartments	5.000%	6/1/44	1,350,000	1,442,421
Maryland State Health & Higher EFA Revenue, Washington County Hospital Issue	5.750%	1/1/38	9,000,000	9,359,820	(e)

Total Maryland				10,802,241

Massachusetts - 0.1%
Massachusetts State DFA Revenue, Umass Boston Student Housing Project	5.000%	10/1/41	250,000	265,428

Michigan - 12.3%
Detroit, MI, Water Supply System Revenue:
Second Lien, AGM	6.250%	7/1/36	2,995,000	3,346,254	(e)
Second Lien, AGM	6.250%	7/1/36	5,000	5,520
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.000%	7/1/24	1,500,000	1,549,095	(b)
Michigan State Finance Authority Revenue:
Detroit School District	5.500%	6/1/21	5,500,000	5,728,745	(e)
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/33	350,000	380,247
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	410,000	446,113

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	$9,000,000	$9,520,830	(e)
Royal Oak, MI, Hospital Finance Authority Revenue:
William Beaumont Hospital	5.000%	9/1/39	2,000,000	2,156,380
William Beaumont Hospital	8.250%	9/1/39	8,000,000	8,858,160	(e)

Total Michigan				31,991,344

New Jersey - 5.6%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating	5.000%	12/1/24	750,000	810,367	(c)
New Jersey State EDA Revenue, Continental Airlines Inc. Project	4.875%	9/15/19	965,000	1,001,786	(c)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.500%	12/1/32	10,000,000	11,388,300	(e)
New Jersey State Transportation Trust Fund Authority Revenue, Capital Appreciation Transportation System, NATL	0.000%	12/15/31	3,000,000	1,494,390

Total New Jersey				14,694,843

New York - 7.6%
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters	5.250%	10/1/35	2,500,000	2,987,275
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/51	1,250,000	1,344,575
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds	5.000%	11/15/47	500,000	570,760
New York State Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/32	2,000,000	1,077,260
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center LLC Project	5.000%	11/15/44	575,000	602,646	(b)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/46	1,000,000	1,106,620
New York State Transportation Development Corp., Special Facilities Revenue, Laguardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	3,000,000	3,150,840	(c)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.500%	12/1/31	7,925,000	8,853,731

Total New York				19,693,707

North Carolina - 0.3%
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/54	750,000	807,270

Oklahoma - 0.1%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.250%	11/1/31	200,000	194,562

Oregon - 0.3%
Oregon State Facilities Authority Revenue, Legacy Health Project	5.000%	6/1/46	650,000	715,611

Pennsylvania - 5.0%
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/27	1,000,000	1,101,880
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	10,000,000	10,953,500
State Public School Building Authority Palease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	200,000	221,270
Philadelphia School District Project, AGM	5.000%	6/1/33	550,000	601,425

Total Pennsylvania				12,878,075

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Rhode Island - 4.3%
Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing	7.000%	5/15/39	$10,000,000	$11,232,000	(e)

Texas - 11.8%
Alamo, TX, Regional Mobility Authority Revenue, Senior Lien	5.000%	6/15/41	500,000	561,145
Brazos River, TX, Harbor Navigation District Revenue, Brazoria County Environmental, Dow Chemical Co. Project	5.950%	5/15/33	10,000,000	10,605,200	(c)
Clifton, TX, Higher Education Finance Corp., Education Revenue, IDEA Public Schools, PSF-GTD	5.000%	8/15/35	2,400,000	2,764,656
Love Field Airport Modernization Corp., TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	3,000,000	3,234,420
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/31	120,000	135,903	(c)
North Texas Tollway Authority Revenue	5.000%	1/1/33	400,000	453,984
North Texas Tollway Authority Revenue	5.750%	1/1/33	10,200,000	10,612,080	(e)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	1,310,000	1,550,110
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	500,000	529,600	(c)
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living Lewsville Project	6.750%	12/1/51	300,000	286,848	(b)
Inspired Living Lewsville Project	10.000%	12/1/51	50,000	44,945

Total Texas				30,778,891

U.S. Virgin Islands - 1.2%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.625%	10/1/29	4,000,000	3,120,000

Utah - 0.1%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	250,000	270,718

Virginia - 1.1%
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/41	400,000	437,052	(c)
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/45	500,000	545,495	(c)
Virginia State Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/23	1,775,000	1,932,105	(c)

Total Virginia				2,914,652

Washington - 0.4%
Washington State HFC Revenue:
Heron’s Key	5.500%	1/1/24	500,000	499,395	(b)
Heron’s Key	6.000%	7/1/25	675,000	671,011	(b)

Total Washington				1,170,406

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 4.3%
Public Finance Authority, WI, Education Revenue, North Carolina Charter Educational Foundation Project	5.000%	6/15/46	$150,000	$134,922	(b)
Wisconsin State HEFA Revenue, Prohealth Care Inc. Obligation Group	6.625%	2/15/39	10,000,000	11,069,100	(e)

Total Wisconsin				11,204,022

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $228,979,295)				256,682,171

SHORT-TERM INVESTMENTS - 0.1%
MUNICIPAL BONDS - 0.1%
California - 0.1%
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A. (Cost - $100,000)	0.610%	8/1/37	100,000	100,000	(g)(h)

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $75,564)	0.479%		75,564	75,564

TOTAL SHORT-TERM INVESTMENTS (Cost - $175,564)				175,564

TOTAL INVESTMENTS - 98.8% (Cost - $229,154,859#)				256,857,735
Other Assets in Excess of Liabilities - 1.2%				3,201,712

TOTAL NET ASSETS - 100.0%				$260,059,447

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Maturity date shown represents the mandatory tender date.

(e)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PSF	— Permanent School Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on January 15, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high current income exempt from federal income tax and then to liquidate on or about April 30, 2021 and distribute all of the Fund’s net assets to shareholders. As a secondary investment objective, the Fund will seek total return. There can be no assurance the Fund’s investment objectives will be achieved.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policie adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$256,682,171	—	$256,682,171

Short-Term Investments†:
Municipal Bonds	—	100,000	—	100,000
Money Market Funds	$75,564	—	—	75,564

Total Short-Term Investments	75,564	100,000	—	175,564

Total Investments	$75,564	$256,782,171	—	$256,857,735

Other Financial Instruments:
Futures Contracts	38,237	—	—	38,237

Total	$113,801	$256,782,171	—	$256,895,972

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At February 28, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$29,802,778
Gross unrealized depreciation	(2,099,902)

Net unrealized appreciation	$27,702,876

At February 28, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	40	6/17	$6,028,013	$6,066,250	$38,237

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Defined Opportunity Trust Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: April 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: April 24, 2017